INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Balance	$ 405
Balance	227	$ 405
Cost [member]
Statement1 [Line Items]
Balance	7,669	7,057
Additions	6	352
Disposal	0	10
Disposals	(2)	0
Derecognition of intangible asset	5,412	0
Effect of foreign currency exchange differences	(232)	270
Balance	2,029	7,669
Accumulated amortisation [member]
Statement1 [Line Items]
Balance	(3,942)	(3,244)
Disposal	0	(10)
Derecognition of intangible asset	(2,127)	0
Amortisation	165	146
Effect of foreign currency exchange differences	(178)	562
Balance	(1,802)	(3,942)
Impairment [member]
Statement1 [Line Items]
Balance	(3,322)	(3,636)
Derecognition of intangible asset	(3,284)	0
Effect of foreign currency exchange differences	(38)	(314)
Balance	$ 0	$ (3,322)